Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue				$ 50,000
Costs and expenses:
Selling, general and administrative compensation	101,000	90,000	182,000	286,000		$ 398,000
Research and development	239,000	330,000	684,000	704,000	$ 1,226,000	1,080,000
Professional services	435,000	183,000	1,121,000	557,000		552,000
Depreciation and amortization	280,000	279,000	840,000	835,000		1,113,000
Other general expenses	23,000	7,000	62,000	40,000		42,000
Total costs and expenses	1,078,000	889,000	2,889,000	2,422,000		3,185,000
Operating loss	(1,078,000)	(889,000)	(2,889,000)	(2,372,000)		(3,185,000)
Other income (expense):
Interest income	3,000	3,000	10,000	104,000		165,000
Other income			52,000			77,000
Interest expense	(102,000)	(92,000)	(319,000)	(363,000)		(300,000)
Impairment of investment
Loss from continuing operations before income taxes	(1,177,000)	(978,000)	(3,146,000)	(2,631,000)		(3,243,000)
Income tax benefit (loss)		(1,258,000)		(1,258,000)	621,000	1,395,000
Net loss	(1,177,000)	(2,236,000)	(3,146,000)	(3,889,000)		(1,848,000)
Loss from continuing operations attributed to noncontrolling interest	15,000	67,000	45,000	200,000		545,000
Net loss attributable to common stockholders	$ (1,162,000)	$ (2,169,000)	$ (3,101,000)	$ (3,689,000)		$ (1,303,000)
Loss per common share:
Basic	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.06)		$ (0.02)
Diluted	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.06)		$ (0.02)
Shares used in computing loss per common share:
Basic	70,496,041	70,496,041	70,496,041	70,496,041		70,496,041
Diluted	70,496,041	70,496,041	70,496,041	70,496,041		70,496,041
Previously Reported [Member]
Costs and expenses:
Selling, general and administrative compensation					325,000
Research and development					1,226,000
Professional services					722,000
Depreciation and amortization					1,113,000
Other general expenses					68,000
Total costs and expenses					3,454,000
Operating loss					(3,454,000)
Other income (expense):
Interest income					24,000
Other income					116,000
Interest expense					(462,000)
Impairment of investment					(4,100,000)
Loss from continuing operations before income taxes					(7,876,000)
Income tax benefit (loss)					621,000
Net loss					(7,255,000)	$ (1,848,000)
Loss from continuing operations attributed to noncontrolling interest					204,000
Net loss attributable to common stockholders					$ (7,051,000)
Loss per common share:
Basic					$ (0.10)
Diluted					$ (0.10)
Shares used in computing loss per common share:
Basic					70,496,041
Diluted					70,496,041